Income Taxes - Reconciled Tax at Statutory Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates	$ 135.1	$ 135.1	$ 109.7
US state income taxes, net of the federal benefit	14.0	10.6	9.2
Asbestos - effect of foreign exchange	(3.2)	(13.3)	(3.5)
Expenses not deductible	3.6	3.3	1.9
Stock and executive compensation	7.6	1.9	(0.8)
Foreign taxes on domestic income	60.2	61.2	55.2
Taxes on foreign income	17.7	12.0	9.9
Net deferred tax remeasurement	7.3	2.3	3.5
Other items	2.3	(1.6)	(1.1)
Total income tax expense	$ 244.6	$ 211.5	$ 184.0
Effective tax rate (as percent)	32.40%	29.20%	28.60%